Share-based compensation - Narratives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Share-based compensation
Number of shares granted | shares	879,771	2,358,458
Share-based compensation expenses	$ 5.0	$ 4.1	$ 3.9
Equity settled employee benefits reserve	$ 2.0
Bottom of range
Share-based compensation
Incremental discount rate	10.00%
Top of range
Share-based compensation
Option exercisable term (in years)	10 years
Incremental discount rate	25.00%
Vesting schemes one
Share-based compensation
Vesting period	36 months
Vesting percentage	25.00%
Vesting percentage of remaining awards	75.00%
Vesting percentage total	100.00%
Vesting schemes two
Share-based compensation
Vesting period	48 months
Vesting percentage total	100.00%
Vesting schemes three
Share-based compensation
Vesting period	12 months
Vesting percentage total	100.00%